ALLIANCE MONEY RESERVES


SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1996 (UNAUDITED)                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            COMMERCIAL PAPER-46.2%
            ABN AMRO N. AMERICAN FINANCE
$  10,000   2/14/97                                5.38%     $ 9,934,244

            AKZO NOBEL, INC.
    6,000   3/20/97                                5.30        5,931,100

            ALLIANZ OF AMERICA FINANCE CORP.
    9,000   3/11/97*                               5.32        8,908,230
    4,535   3/20/97*                               5.45        4,481,449

            ASSOCIATES CORP. OF NORTH AMERICA
   10,000   1/29/97                                5.30        9,958,778

            BIL NORTH AMERICA, INC.
    8,000   2/18/97                                5.30        7,943,467

            BT SECURITIES INC.
    5,000   2/27/97                                5.32        4,957,883
    7,000   3/04/97                                5.33        6,935,744

            CAISSE D'AMORTISSEMENT
   10,000   2/06/97                                5.33        9,946,700
    5,000   3/10/97                                5.64        4,946,781

            CAISSE DES DEPOTS ET
            CONSIGNATIONS
    5,000   1/24/97                                5.36        4,982,878

            CARIPLO FINANCE, INC.
    5,000   3/20/97                                5.44        4,941,067

            CHIAO TUNG BANK CO., LTD.
    5,000   2/24/97                                5.42        4,959,350
    2,500   1/08/97                                5.47        2,497,341

            COMMONWEALTH BANK OF AUSTRALIA
    5,000   3/20/97                                5.40        4,941,500

            COPLEY FINANCING CORP.
   10,000   1/24/97*                               5.50        9,964,861

            CREGEM NORTH AMERICA, INC.
    5,000   2/21/97                                5.30        4,962,458
    5,000   2/12/97                                5.31        4,969,025

            CS FIRST BOSTON
    5,000   2/07/97                                5.32        4,972,661
    5,000   1/31/97                                5.33        4,977,792
    4,000   2/10/97                                5.33        3,976,311
    6,000   2/11/97                                5.33        5,963,578

            EKSPORTFINANS
    5,000   6/18/97                                5.35        4,875,167
    5,000   3/19/97                                5.37        4,944,062

            ELECTRICITY CORP. OF
            NEW ZEALAND, LTD.
    9,000   1/30/97                                5.35        8,961,213

            EMBARCADERO CENTER IV
    5,000   1/22/97                                5.80        4,983,083

            FORD MOTOR CREDIT CORP.
   10,000   1/30/97                                5.30        9,957,306
   10,000   1/31/97                                5.30        9,955,833
   10,000   1/27/97                                5.31        9,961,650

            GENERAL ELECTRIC CAPITAL CORP.
    7,000   3/03/97                                5.59        6,933,696
    9,000   6/09/97                                5.69        8,773,823

            GENERALE BANK
    5,000   3/10/97                                5.35        4,949,472

            GOVERNMENT DEVELOPMENT
            BANK OF PUERTO RICO
    5,700   3/12/97                                5.36        5,640,593

            IMI FUNDING CORP.
    2,294   2/05/97                                5.32        2,282,135

            INDUSTRIAL BANK KOREA
   15,000   3/12/97                                5.38       14,843,083
    7,500   3/10/97                                5.40        7,423,500

            KINGDOM OF SWEDEN
    5,000   1/17/97                                5.30        4,988,222
    5,000   3/05/97                                5.30        4,953,625

            KOREAN DEVELOPMENT BANK
   11,000   2/25/97                                5.31       10,910,762
   10,000   2/13/97                                5.32        9,936,456
   10,000   2/10/97                                5.33        9,940,778
    5,000   1/23/97                                5.35        4,983,653
    5,000   3/17/97                                5.45        4,943,229

            MERRILL LYNCH & CO., INC.
   15,000   3/20/97                                5.30       14,827,750
    6,000   2/06/97                                5.31        5,968,140
    6,000   1/24/97                                5.33        5,979,568

            MORGAN STANLEY GROUP, INC.
   10,000   2/11/97                                5.32        9,939,411
   16,000   2/12/97                                5.32       15,900,694

            PHH CORP.
    8,500   1/28/97                                5.47        8,465,129
    9,000   1/31/97                                5.55        8,958,375

            ROSE FUNDING
    5,000   3/26/97*                               5.40        4,937,000
    5,000   3/26/97*                               5.45        4,936,417
    5,000   2/28/97*                               5.62        4,954,728

            TASMANIAN PUBLIC FINANCE CORP.
    5,000   4/14/97                                5.35        4,923,465
   15,000   4/17/97                                5.42       14,760,617


1



STATEMENT OF NET ASSETS (CONTINUED)                     ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            UNI FUNDING, INC.
$   7,000   2/11/97                                5.30%    $  6,957,747
   11,000   1/27/97                                5.38       10,957,259

            WMC FINANCE, LTD.
    7,500   1/22/97                                5.44        7,476,200

            Total Commercial Paper
            (amortized cost $421,137,039)                    421,137,039

            CERTIFICATES OF DEPOSIT-36.6%
            ABN AMRO
   20,000   5.41%, 4/03/97                         5.39       20,000,964

            BANK OF TOKYO
   15,000   5.45%, 2/24/97                         5.45       15,000,000
    7,000   5.50%, 3/04/97                         5.50        7,000,000
    5,000   5.51%, 4/08/97                         5.51        5,000,000
   15,000   5.65%, 4/30/97                         5.65       15,000,000

            BAYERISCHE HYPOBANK
   10,000   5.39%, 3/05/97                         5.38       10,000,173
    7,500   5.65%, 3/14/97                         5.43        7,502,145

            BAYERISCHE VEREINSBANK
   15,000   5.41%, 2/21/97                         5.40       14,999,528

            CANADIAN IMPERIAL BANK OF COMMERCE
   10,000   5.37%, 2/28/97                         5.37       10,000,000

            COMMERZBANK
    5,000   5.36%, 1/15/97                         5.36        5,000,003

            DAI ICHI KANGYO BANK
    5,000   5.89%, 1/21/97                         5.88        5,000,028

            DEUTSCHE BANK
    6,000   5.41%, 4/08/97                         5.41        6,000,000
   10,000   5.48%, 1/03/97                         5.65        9,999,862
   10,000   5.53%, 4/02/97                         5.80        9,993,331

            DRESDNER BANK
   10,000   5.90%, 6/03/97                         5.90       10,000,000

            HESSISCHE LANDESBANK
    8,000   5.70%, 4/29/97                         5.80        7,997,454

            INDUSTRIAL BANK OF JAPAN
   15,000   5.61%, 1/03/97                         5.61       15,000,000
   10,000   5.93%, 1/21/97                         5.93       10,000,000

            NORINCHUKIN BANK
    5,000   5.46%, 2/07/97                         5.45        5,000,050
    5,000   5.46%, 2/18/97                         5.45        5,000,066
    5,000   5.53%, 4/07/97                         5.52        5,000,131
    5,000   5.55%, 1/15/97                         5.54        5,000,056
    4,000   5.57%, 4/11/97                         5.56        4,000,109
   10,000   5.63%, 4/23/97                         5.62       10,000,305
   10,000   5.64%, 4/18/97                         5.63       10,000,292

            SANWA BANK
   10,000   5.49%, 1/22/97                         5.48       10,000,058
    6,000   5.52%, 1/29/97                         5.52        6,000,000
    5,000   5.55%, 2/06/97                         5.54        5,000,043

            SOCIETE GENERALE N.A., INC.
    5,000   5.39%, 2/13/97                         5.37        5,000,099
   15,000   5.45%, 2/07/97                         5.44       15,000,179
    7,000   5.45%, 2/10/97                         5.46        6,999,981
   18,000   5.66%, 4/16/97                         5.50       17,997,281

            SUMITOMO BANK
    5,000   5.49%, 1/27/97                         5.49        5,000,000
    5,000   5.59%, 1/31/97                         5.59        5,000,000
   10,000   5.92%, 1/27/97                         5.92       10,000,000

            WESTPAC BANKING CORP.
   20,000   5.47%, 3/19/97                         5.46       20,000,422

            Total Certificates of Deposit
            (amortized cost $333,492,560)                    333,492,560

            CORPORATE OBLIGATIONS-5.6%
            BETA FINANCE CORP.
   10,000   5.92%, 6/06/97 *                       6.00        9,996,700

            J.P. MORGAN & CO., INC.
   12,000   5.39%, 8/15/97 FRN                     5.44       11,996,428

            MERRILL LYNCH & CO., INC.
    5,000   5.52%, 12/24/97 FRN                    5.54        4,999,051

            SALTS III CAYMAN ISLANDS CORP.
   20,000   5.68%, 1/23/97 *                       5.68       20,000,000

            TOYOTA MOTOR CREDIT CORP.
    4,000   5.55%, 3/20/97                         5.40        4,000,743

            Total Corporate Obligations
            (amortized cost $50,992,922)                      50,992,922

            BANK OBLIGATIONS-5.6%
            BANK OF NEW YORK
   10,000   5.60%, 3/24/97                         5.79        9,992,488

            BANKERS TRUST
    8,000   5.63%, 2/05/97 FRN                     5.63        8,000,000

            FCC NATIONAL BANK OF WILMINGTON
    3,000   5.08%, 2/24/97                         5.38        2,997,801

            MORGAN GUARANTY TRUST CO.
   10,000   5.38%, 11/14/97 FRN                    5.46        9,991,859
   20,000   5.50%, 1/08/97                         5.50       20,000,000

            Total Bank Obligations
            (amortized cost $50,982,148)                      50,982,148


2



                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            PROMISSORY NOTES-3.8%
            GOLDMAN SACHS GROUP L.P.
$  15,000   5.53%, 3/13/97 FRN                     5.53%    $ 15,000,000
   20,000   5.63%, 2/14/97 FRN                     5.63       20,000,000

            Total Promissory Notes
            (amortized cost $35,000,000)                      35,000,000

            U.S GOVERNMENT & AGENCIES-2.4%
            FEDERAL FARM CREDIT BANK
   10,000   5.41%, 8/03/98 FRN                     5.46        9,992,555

            FEDERAL NATIONAL MORTGAGE ASSN.
   12,000   5.38%, 8/25/97 FRN                     5.42       11,997,003

            Total U.S Government & Agencies
            (amortized cost $21,989,558)                      21,989,558

            BANKERS ACCEPTANCE-0.4%
            INDUSTRIAL BANK OF JAPAN
    4,000   5.73%, 1/16/97                         5.73        3,990,450

            TOTAL INVESTMENTS-100.6%
            (amortized cost $917,584,677)                    917,584,677
            Other assets less liabilities-(0.6%)              (5,394,651)

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            913,381,384 shares outstanding)                 $912,190,026


# All securities either mature or their interest rate changes in one year or less.

*  Restricted securities.

   Glossary:
   FRN - Floating Rate Note

   See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MONEY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $23,301,855

EXPENSES
  Advisory fee (Note B)                               $2,121,137
  Distribution assistance and administrative
    service (Note C)                                   1,369,990
  Transfer agency (Note B)                               502,831
  Registration fees                                      145,269
  Custodian fees                                         104,250
  Printing                                                34,486
  Audit and legal fees                                    12,127
  Trustees' fees                                           5,704
  Miscellaneous                                           11,160
  Total expenses                                       4,306,954
  Less: expense reimbursement                            (64,680)     4,242,274
  Net investment income                                              19,059,581

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                          576

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $19,060,157


See notes to financial statements.


4



STATEMENTS OF CHANGES IN NET ASSETS                     ALLIANCE MONEY RESERVES
_______________________________________________________________________________

                                               SIX MONTHS ENDED
                                                 DEC. 31, 1996     YEAR ENDED
                                                  (UNAUDITED)     JUNE 30,1996
                                                 -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                          $ 19,059,581   $   91,025,881
  Net realized gain on investments                        576          219,665
  Net increase in net assets from operations       19,060,157       91,245,546

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (19,059,581)     (91,025,881)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                157,602,424   (1,755,232,623)
  Total increase (decrease)                       157,603,000   (1,755,012,958)

NET ASSETS
  Beginning of period                             754,587,026    2,509,599,984
  End of period                                  $912,190,026   $  754,587,026


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"). Each portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. GENERAL
Interest income is accrued as earned. Security transactions are recorded on a trade date basis. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1996, the reimbursement amounted to $64,680. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $282,531 for the six months ended December 31, 1996.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996 the distribution fee amounted to $1,060,568. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1996 such payments by the Portfolio amounted to $309,422 of which $66,000 was paid to the Adviser.


6



                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $1,191,934 of which $574,618 expires in 1999, $72,812 expires in 2001, $64,655 expires in 2002 and
$479,849 expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1996, capital paid-in aggregated $913,381,384. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                               DEC. 31, 1996        JUNE 30,
                                                (UNAUDITED)           1996
                                              ---------------   ---------------
Shares sold                                    1,285,114,986     7,775,799,887
Shares issued on reinvestments of dividends       19,059,581        91,025,881
Shares redeemed                               (1,146,572,143)   (9,622,058,391)
Net increase (decrease)                          157,602,424    (1,755,232,623)


7



NOTES TO FINANCIAL STATEMENTS (CONTINUED)               ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.


                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                1996       --------------------------------------------------------------
                                             (UNAUDITED)       1996         1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period          $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .023           .047         .045         .025         .027         .044

LESS: DISTRIBUTIONS
Dividends from net investment income           (.023)         (.047)       (.045)       (.025)       (.027)       (.044)
Net asset value, end of period                $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on:
  net asset value (a)                           4.53%(b)       4.81%        4.50%        2.57%        2.71%        4.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $912           $755       $2,510       $1,795       $1,626       $1,412
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(b)       1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.02%(b)       1.00%        1.04%        1.09%        1.04%        1.04%
  Net investment income (c)                     4.49%(b)       4.80%        4.53%        2.55%        2.67%        4.33%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


8



                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


9



ALLIANCE MONEY RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Money Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MONSR
ALC36PR07